Share-Based Compensation Plan (Details) shares in Thousands		12 Months Ended
	Aug. 22, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ (3,100,000)	$ (19,534,000)	$ (15,509,000)
Total number of share awards
Beginning (in shares) | shares		4,281	3,245
Granted (in shares) | shares		5,384	3,220
Number Of Equity Instruments Assumed, Corporate Acquisition		$ 559,000
Vested and converted to common shares (in shares) | shares		(3,343)	(2,002)
Forfeited (in shares) | shares		(365)	(182)
Ending (in shares) | shares		6,516	4,281
Payout multiplier, percentage		100.00%
Option life, share options granted		3.5
Number of share options outstanding, beginning balance		0
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 6.70	$ 0.00
Number of share options granted in share-based payment arrangement		0
Assumed on corporate acquisition		$ 9,187,000
Number of share options forfeited in share-based payment arrangement		(4,322,000)
Number of share options outstanding, ending balance		4,865,000	0
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.00
Number of equity instruments assumed		6.63
Weighted Average Exercise Price Of Share Options Outstanding In Share-Based Payment Arrangement, Forfeited		$ 6.57
Weighted average remaining contractual life of outstanding share options		1.21
Number of share options exercisable in share-based payment arrangement		2,967,000
Weighted average exercise price of share options exercisable in share-based payment arrangement		$ 6.73
Interest rate, significant unobservable inputs, assets		2.00%
Expected Volatility, Percentage		$ 0.50
Weighted average cost of capital, significant unobservable inputs, assets		25000.00%
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards		$ 4.04	$ 5.75
Total number of share awards
Beginning (in shares) | shares		2,028	1,508
Granted (in shares) | shares		2,793	1,636
Number Of Equity Instruments Assumed, Corporate Acquisition		$ 302,000
Vested and converted to common shares (in shares) | shares		(1,682)	(959)
Forfeited (in shares) | shares		(198)	(157)
Ending (in shares) | shares		3,243	2,028
Performance awards
Total number of share awards
Beginning (in shares) | shares		2,253	1,737
Granted (in shares) | shares		2,591	1,584
Number Of Equity Instruments Assumed, Corporate Acquisition		$ 257,000
Vested and converted to common shares (in shares) | shares		(1,661)	(1,043)
Forfeited (in shares) | shares		(167)	(25)
Ending (in shares) | shares		3,273	2,253
Minimum
Total number of share awards
Option life, share options granted		800.0
Maximum
Total number of share awards
Option life, share options granted		2,800.0
$5.00 - $7.00
Total number of share awards
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 6.28
Number of share options outstanding, ending balance		3,425,000
Weighted average remaining contractual life of outstanding share options		1.28
Number of share options exercisable in share-based payment arrangement		2,007,000
Weighted average exercise price of share options exercisable in share-based payment arrangement		$ 6.28
$7.01 - $9.00
Total number of share awards
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 7.68
Number of share options outstanding, ending balance		1,440,000
Weighted average remaining contractual life of outstanding share options		1.04
Number of share options exercisable in share-based payment arrangement		960,000
Weighted average exercise price of share options exercisable in share-based payment arrangement		$ 7.68
Share-based Compensation Award, Tranche One
Total number of share awards
Date of options granted, year one		33.30%
Share-based Compensation Award, Tranche Two
Total number of share awards
Date of options granted, year two		33.30%
Share-based Compensation Award, Tranche Three
Total number of share awards
Date of options granted, year three		33.30%